Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000021901 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Account Value		$ 15,866	$ 15,866	$ 15,866	$ 16,305	$ 14,629	$ 20,022	$ 15,387	$ 15,162	$ 11,950	$ 12,324	$ 10,874	$ 10,074	$ 10,000
Average Annual Return, Percent		(2.69%)	0.91%	4.72%
C000021902 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Account Value		$ 15,480	$ 15,480	$ 15,480	15,946	14,340	19,680	15,153	14,982	11,827	12,235	10,821	10,047	10,000
Average Annual Return, Percent		(2.92%)	0.66%	4.47%
C000021905 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Account Value		$ 21,646	$ 21,646	$ 21,646	20,625	17,338	21,241	16,385	16,027	12,642	13,322	11,588	9,585	10,000
Average Annual Return, Percent		4.95%	6.20%	8.03%
C000021906 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Account Value		$ 21,103	$ 21,103	$ 21,103	20,166	16,993	20,867	16,154	15,816	12,517	13,225	11,530	9,562	10,000
Average Annual Return, Percent		4.65%	5.94%	7.75%
C000052149 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Account Value		$ 23,791	$ 23,791	$ 23,791	20,916	18,555	20,342	15,530	14,951	11,403	12,877	11,328	9,767	10,000
Average Annual Return, Percent		13.75%	9.74%	9.05%
C000052150 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Account Value		$ 23,205	$ 23,205	$ 23,205	20,442	18,189	19,989	15,305	14,763	11,295	12,779	11,268	9,734	10,000
Average Annual Return, Percent		13.52%	9.47%	8.78%
C000052151 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Account Value		$ 12,390	$ 12,390	$ 12,390	11,767	11,092	11,571	11,553	11,072	10,526	10,394	10,217	10,048	10,000
Average Annual Return, Percent		5.30%	2.27%	2.17%
C000052152 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Account Value		$ 12,093	$ 12,093	$ 12,093	11,514	10,886	11,368	11,390	10,936	10,425	10,324	10,176	10,028	10,000
Average Annual Return, Percent		5.02%	2.03%	1.92%
C000068440 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Account Value		$ 15,792	$ 15,792	$ 15,792	14,918	13,510	15,966	14,921	13,286	11,368	11,687	10,483	9,981	10,000
Average Annual Return, Percent		5.86%	3.52%	4.68%
C000068441 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Account Value		$ 15,390	$ 15,390	$ 15,390	14,567	13,239	15,673	14,688	13,108	11,253	11,592	10,422	9,951	10,000
Average Annual Return, Percent		5.65%	3.26%	4.41%
C000068442 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Account Value		$ 18,792	$ 18,792	$ 18,792	17,349	15,354	18,447	16,529	14,462	11,832	12,306	10,653	10,035	10,000
Average Annual Return, Percent		8.31%	5.38%	6.51%
C000068443 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Account Value		$ 18,334	$ 18,334	$ 18,334	16,957	15,054	18,119	16,285	14,276	11,711	12,215	10,600	10,013	10,000
Average Annual Return, Percent		8.12%	5.13%	6.25%
C000068444 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Account Value		$ 21,655	$ 21,655	$ 21,655	19,626	17,024	20,829	17,994	15,539	12,239	12,911	10,772	10,053	10,000
Average Annual Return, Percent		10.34%	6.86%	8.03%
C000068445 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Account Value		$ 21,125	$ 21,125	$ 21,125	19,196	16,689	20,477	17,722	15,349	12,118	12,818	10,726	10,030	10,000
Average Annual Return, Percent		10.05%	6.60%	7.77%
C000068446 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Account Value		$ 25,823	$ 25,823	$ 25,823	23,578	21,154	23,758	17,722	17,010	12,728	14,265	12,378	9,734	10,000
Average Annual Return, Percent		9.52%	8.71%	9.95%
C000068447 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Account Value		$ 25,159	$ 25,159	$ 25,159	23,043	20,718	23,339	17,434	16,807	12,596	14,153	12,306	9,710	10,000
Average Annual Return, Percent		9.18%	8.40%	9.67%
C000068454 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Initial Class
Account Value		$ 9,748	$ 9,748	$ 9,748	10,148	9,877	12,591	12,389	10,911	10,078	10,550	9,740	9,496	10,000
Average Annual Return, Percent		(3.94%)	(2.23%)	(0.25%)
C000068455 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Class
Account Value		$ 9,519	$ 9,519	$ 9,519	9,929	9,691	12,370	12,210	10,785	9,981	10,474	9,699	9,473	10,000
Average Annual Return, Percent		(4.13%)	(2.47%)	(0.49%)
MSCI All Country World Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (net div)
Account Value		$ 24,183	$ 24,183	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
Average Annual Return, Percent	[1],[2]	17.49%	10.06%	9.23%
FTSE EPRA Nareit Developed Real Estate Index net div [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE EPRA Nareit Developed Real Estate Index (net div)
Account Value		$ 12,467	$ 12,467	$ 12,467	12,351	11,262	15,034	11,923	13,107	10,752	11,394	10,324	9,921	10,000
Average Annual Return, Percent	[1],[2]	0.94%	(1.00%)	2.23%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Account Value		$ 32,604	$ 32,604	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Average Annual Return, Percent	[3],[4],[5],[6]	23.81%	13.86%	12.55%
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Account Value		$ 21,223	$ 21,223	$ 21,223	19,028	16,273	20,453	17,813	14,849	11,830	13,294	11,595	9,559	10,000
Average Annual Return, Percent	[3],[7]	11.54%	7.40%	7.82%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,432	$ 11,432	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Average Annual Return, Percent	[8],[9]	1.25%	(0.33%)	1.35%
Bloomberg 1 3 Year U S Government Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year U.S. Government/Credit Bond Index
Account Value		$ 11,750	$ 11,750	$ 11,750	11,259	10,763	11,175	11,228	10,866	10,445	10,281	10,194	10,065	10,000
Average Annual Return, Percent	[8],[10]	4.36%	1.58%	1.63%
MFS Conservative Allocation Portfolio Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MFS Conservative Allocation Portfolio Blended Index
Account Value		$ 16,507	$ 16,507	$ 16,507	15,283	13,613	15,926	14,759	13,305	11,442	11,703	10,619	10,089	10,000
Average Annual Return, Percent	[9]	8.01%	4.41%	5.14%
Standard And Poor s 500 Stock Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Standard & Poor's 500 Stock Index
Account Value		$ 34,254	$ 34,254	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Average Annual Return, Percent	[11]	25.02%	14.53%	13.10%
MFS Moderate Allocation Portfolio Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MFS Moderate Allocation Portfolio Blended Index
Account Value		$ 19,843	$ 19,843	$ 19,843	17,811	15,350	18,159	16,024	14,253	11,829	12,275	10,760	10,095	10,000
Average Annual Return, Percent	[12]	11.41%	6.84%	7.09%
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Account Value		$ 10,151	$ 10,151	$ 10,151	10,326	9,767	11,662	12,238	11,208	10,490	10,618	9,887	9,685	10,000
Average Annual Return, Percent	[13],[14]	(1.69%)	(1.96%)	0.15%
Bloomberg World Government Inflation Linked Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg World Government Inflation-Linked Bond Index
Account Value		$ 10,349	$ 10,349	$ 10,349	10,681	10,126	12,959	12,566	11,166	10,319	10,757	9,913	9,530	10,000
Average Annual Return, Percent	[13],[14]	(3.10%)	(1.51%)	0.34%
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Value Index
Account Value		$ 21,798	$ 21,798	$ 21,798	19,278	17,104	19,443	15,150	14,433	11,359	12,951	11,426	9,522	10,000
Average Annual Return, Percent	[5],[15]	13.07%	8.59%	8.10%
MFS Growth Allocation Portfolio Blended Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MFS Growth Allocation Portfolio Blended Index
Account Value		$ 22,904	$ 22,904	$ 22,904	20,052	16,799	20,105	17,001	15,038	12,103	12,776	10,843	10,087	10,000
Average Annual Return, Percent	[11]	14.22%	8.78%	8.64%
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Account Value		$ 19,934	$ 19,934	$ 19,934	$ 18,448	$ 16,091	$ 18,816	$ 14,669	$ 14,020	$ 11,455	$ 13,146	$ 12,190	$ 9,253	$ 10,000
Average Annual Return, Percent	[4],[6]	8.05%	7.29%	7.14%

[1]	Effective May 1, 2024, the MSCI All Country World Index (net div) replaced the FTSE EPRA Nareit Developed Real Estate Index (net div) as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the FTSE EPRA Nareit Developed Real Estate Index (net div) as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
[2]	Source: FactSet Research Systems Inc.
[3]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
[4]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
[5]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
[6]	Source: FactSet Research Systems Inc.
[7]	Source: FactSet Research Systems Inc.
[8]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
[9]	Source: FactSet Research Systems Inc.
[10]	Source: FactSet Research Systems Inc.
[11]	Source: FactSet Research Systems Inc.
[12]	Source: FactSet Research Systems Inc.
[13]	Effective May 1, 2024, the Bloomberg Global Aggregate Index replaced the Bloomberg World Government Inflation-Linked Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg World Government Inflation-Linked Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
[14]	Source: FactSet Research Systems Inc.
[15]	Source: FactSet Research Systems Inc.